Pay vs Performance Disclosure - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 12, 2022	Mar. 31, 2023	Mar. 29, 2024	Mar. 31, 2023	Mar. 25, 2022	Mar. 26, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:[4]
Year	Summary Compensation Table Total for Ravi Vig ¹ ($)	Summary Compensation Table Total for Vineet Nargolwala [1] ($)	Compensation Actually Paid to Ravi Vig [1,2,3] ($)	Compensation Actually Paid to Vineet Nargolwala [1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs [1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Total Share-holder Return ($)	Peer Group Total Share-holder Return ($)	Net Income ($ Thousands)	Performance EBIT ($ Thousands) ⁵
2024	—	7,001,603	—	(4,253,826)	2,280,501	(3,628,582)	152.32	214.80	152,888	306,175
2023	35,348,581	10,128,514	8,300,753	22,659,744	3,289,690	9,200,243	271.13	141.48	187,494	282,560
2022	11,191,041	—	21,149,326	—	4,272,620	3,460,448	164.86	154.37	119,555	180,627
2021	6,480,109	—	52,343,799	—	2,059,971	14,870,010	142.77	136.02	18,101	96,683

Company Selected Measure Name			Performance EBIT
Named Executive Officers, Footnote
1.
Ravi Vig was our PEO during fiscal years 2021 and 2022, and for a portion of fiscal year 2023 until his retirement on June 13, 2022. Vineet Nargolwala served as our PEO for the portion of fiscal year 2023 beginning as of June 13, 2022 and for all of fiscal year 2024. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022		2023 & 2024
Michael C. Doogue	Christopher E. Brown	Max R. Glover	Sharon S. Briansky
Paul V. Walsh, Jr.	Derek P. D’Antilio	Thomas C. Teebagy, Jr.	Derek P. D’Antilio
	Michael C. Doogue	Paul V. Walsh, Jr.	Michael C. Doogue
Max R. Glover

Peer Group Issuers, Footnote
4.
For the relevant fiscal year, represents the cumulative TSR of the SOX Index (“Peer Group TSR”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report, assuming an initial fixed investment point of $100, and that all dividends, if any, were reinvested.

PEO Total Compensation Amount			$ 7,001,603
PEO Actually Paid Compensation Amount			$ (4,253,826)
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC 718. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	7,001,603	(5,547,401)	(5,708,028)	(4,253,826)

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	2,546,050	(7,166,738)	—	(1,087,340)	—	—	(5,708,028)

Non-PEO NEO Average Total Compensation Amount			$ 2,280,501	$ 3,289,690	$ 4,272,620	$ 2,059,971
Non-PEO NEO Average Compensation Actually Paid Amount			$ (3,628,582)	9,200,243	3,460,448	14,870,010
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with FASB ASC 718. Amounts in the Exclusion of Stock Awards column below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,280,501	(1,570,113)	(4,338,970)	(3,628,582)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	720,619	(3,177,516)	—	(1,882,073)	—	—	(4,338,970)

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEOs, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years. This chart also compares our cumulative TSR over the four most recently completed fiscal years to that of the SOX Index over the same period. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested. cap vs. tsr and peer group tsr cap ($K) $60,000 $40,000 $20,000 $- $(20,000) fy 2021 fy 2022 fy 2023 fy 2024 0 100 200 300 tsr peo 1 - rv peo 2 - vn avg neo company tsr (FY21 indexed to $100) peer group tsr

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and our net income for each of the four most recently completed fiscal years. cap vs. net income cap ($K) $(10,000) $- $10,000 $20,000 $30,000 $40,000 $50,000 $60,000 fy 2021 fy 2022 fy 2023 fy 2024 net income ($K) $- $20,000 $40,000 $60,000 $80,000 $100,000 $120,000 $140,000 $160,000 $180,000 $200,000 peo 1 - rv peo 2 - vs avg neo net income ($K)

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our PEOs, the average of CAP to our Non-PEO NEOs, and Performance EBIT during the four most recently completed fiscal years. cap ($K) cap vs. performance ebit $(10,000) $- $10,000 $20,000 $30,000 $40,000 $50,000 $60,000 fy 2021 fy 2022 fy 2023 fy 2024 $- $50,000 $100,000 $150,000 $200,000 $250,000 $300,000 $350,000 peo 1 - rv peo 2 vn avg neo performance ebit ($K)

Total Shareholder Return Vs Peer Group

The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our PEOs, the average of CAP to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years. This chart also compares our cumulative TSR over the four most recently completed fiscal years to that of the SOX Index over the same period. TSR amounts reported in the graph assume an initial fixed investment of $100 and that all dividends, if any, were reinvested. cap vs. tsr and peer group tsr cap ($K) $60,000 $40,000 $20,000 $- $(20,000) fy 2021 fy 2022 fy 2023 fy 2024 0 100 200 300 tsr peo 1 - rv peo 2 - vn avg neo company tsr (FY21 indexed to $100) peer group tsr

Tabular List, Table

The following table presents the financial performance measures that the Company considers to be the most important in linking CAP to our PEOs and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.

Performance EBIT
Performance EBITDA
Total Revenue
Strategic Product Revenue
Relative TSR

Total Shareholder Return Amount			$ 152.32	271.13	164.86	142.77
Peer Group Total Shareholder Return Amount			214.8	141.48	154.37	136.02
Net Income (Loss)			$ 152,888,000	$ 187,494,000	$ 119,555,000	$ 18,101,000
Company Selected Measure Amount			306,175,000	282,560,000	180,627,000	96,683,000
PEO Name	Ravi Vig	Vineet Nargolwala	Vineet Nargolwala		Ravi Vig	Ravi Vig
Additional 402(v) Disclosure
2.
The amounts shown represent Compensation Actually Paid to the Company’s PEO for the applicable fiscal year and the average Compensation Actually Paid to our remaining NEOs for the relevant fiscal year, calculated in accordance with Item 402(v) of Regulation S-K, which do not reflect compensation actually earned, realized, or received by the Company’s PEO or Non-PEO NEOs. These amounts reflect the total compensation reported in the Summary Compensation Table for the applicable fiscal year, with certain adjustments as described in footnote 3 below.
5.
Consistent with our determination in 2023, we determined that Performance EBIT in our compensation plans, to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2024. Performance EBIT is a non-GAAP financial measure explained in Appendix A of this proxy statement.

Measure:: 1
Pay vs Performance Disclosure
Name			Performance EBIT
Measure:: 2
Pay vs Performance Disclosure
Name			Performance EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Strategic Product Revenue
Measure:: 5
Pay vs Performance Disclosure
Name			Relative TSR
Vig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 35,348,581		$ 0		$ 11,191,041	$ 6,480,109
PEO Actually Paid Compensation Amount	$ 8,300,753		0		21,149,326	52,343,799
Nargolwala [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 10,128,514	7,001,603		0	0
PEO Actually Paid Compensation Amount		$ 22,659,744	(4,253,826)		$ 0	$ 0
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,547,401)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,708,028)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			2,546,050
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(7,166,738)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(1,087,340)
PEO | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,570,113)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,338,970)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			720,619
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(3,177,516)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(1,882,073)
Non-PEO NEO | Additions for Various Reasons [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			$ 0